Warrants (Details Narrative)			9 Months Ended		12 Months Ended
	Sep. 11, 2023 USD ($) $ / shares shares	Jan. 24, 2022 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Integer $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jul. 27, 2023 USD ($) $ / shares shares	May 30, 2023 USD ($) $ / shares shares	May 27, 2023	Feb. 14, 2023 shares
Stock price					$ 1,000.00
Proceeds from warrant exercises | $				$ 17,004		$ 250,000
Pre Funded Warrants [Member]
Shares issued price per share					$ 0.50
Class of warrant, outstanding | shares					201,023
Series A-1 Warrants [Member]
Warrants term	5 years
Exercise price	$ 23.28
Warrants to purchase common stock | shares	214,823
Series A-2 Warrants [Member]
Warrants term	18 months
Exercise price	$ 23.28
Warrants to purchase common stock | shares	214,823
Securities Purchase Agreement [Member]
Warrants to purchase common stock | shares	34,008				167,015
Securities Purchase Agreement [Member] | Pre Funded Warrants [Member]
Exercise price	$ 0.50
Fair value of warrant issued | $	$ 4,619,851
Warrants to purchase common stock | shares	201,023
Shares issued price per share	$ 22.775
Class of warrant, outstanding | shares	201,023
Proceeds from warrant exercises | $	$ 4,578,294
Securities Purchase Agreement [Member] | Measurement Input, Exercise Price [Member] | Pre Funded Warrants [Member]
Risk-free interest rate	0.50
Investor Relations Consulting Agreement [Member] | Warrant [Member]
Exercise price						$ 2,000.00
Stock issued during period shares issued for services | shares		125				125
Maximum [Member] | Securities Purchase Agreement [Member] | Measurement Input, Price Volatility [Member] | Pre Funded Warrants [Member]
Risk-free interest rate	149.06
Minimum [Member] | Securities Purchase Agreement [Member] | Measurement Input, Share Price [Member] | Pre Funded Warrants [Member]
Stock price	$ 23.45
Minimum [Member] | Securities Purchase Agreement [Member] | Measurement Input, Risk Free Interest Rate [Member] | Pre Funded Warrants [Member]
Risk-free interest rate	5.40
Lind Global Fund II LP [Member]
Debt instrument, principal amount | $		$ 5,750,000	$ 160,056		$ 1,018,671
Warrants term		5 years
Warrant to purchase shares | shares		1,000
Exercise price		$ 4,500.00
Fair value of warrant issued | $		$ 1,412,213
Lind Global Fund II LP [Member] | Securities Purchase Agreement [Member]
Debt instrument, principal amount | $		$ 5,750,000				$ 3,439,558		$ 1,200,000
Warrants term		5 years						5 years
Exercise price		$ 4.50						$ 122.50
Fair value of warrant issued | $					$ 664			$ 381,538
Fair value of convertible notes | $		$ 1,035,253
Warrants to purchase common stock | shares		1,000,000						8,701
Shares issued price per share								$ 122.50
Fair value of warrants | $								$ 381,538
Lind Global Fund II LP [Member] | Securities Purchase Agreement [Member] | Measurement Input, Share Price [Member]
Stock price		$ 3,970.00			$ 107.00
Lind Global Fund II LP [Member] | Securities Purchase Agreement [Member] | Measurement Input, Price Volatility [Member]
Risk-free interest rate		43.21			46.01
Lind Global Fund II LP [Member] | Securities Purchase Agreement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Risk-free interest rate		1.53			3.81
Lind Global Fund II LP [Member] | Securities Purchase Agreement [Member] | Measurement Input, Exercise Price [Member]
Risk-free interest rate | Integer					123.00
Lind Global Fund II LP [Member] | Securities Purchase Agreement [Member] | Measurement Input, Expected Term [Member]
Warrants term					5 years
Lind Global Fund II LP [Member] | Purchase Agreement [Member]
Debt instrument, principal amount | $							$ 300,000
Warrants term							5 years		5 years
Exercise price							$ 67.00
Fair value of warrant issued | $					$ 910		$ 72,208	$ 72,208
Warrants to purchase common stock | shares							3,505
Shares issued price per share							$ 67.00
Fair value of warrants | $							$ 72,208
Lind Global Fund II LP [Member] | Purchase Agreement [Member] | Measurement Input, Share Price [Member]
Stock price					$ 53.50
Lind Global Fund II LP [Member] | Purchase Agreement [Member] | Measurement Input, Price Volatility [Member]
Risk-free interest rate					45.51
Lind Global Fund II LP [Member] | Purchase Agreement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Risk-free interest rate					4.24
Lind Global Fund II LP [Member] | Purchase Agreement [Member] | Measurement Input, Exercise Price [Member]
Risk-free interest rate					67.00
Lind Global Fund II LP [Member] | Maximum [Member]
Exercise price		$ 4,500.00
Lind Global Fund II LP [Member] | Maximum [Member] | Securities Purchase Agreement [Member]
Exercise price		$ 4.50
Lind Global Fund II LP [Member] | Maximum [Member] | Securities Purchase Agreement [Member] | Measurement Input, Share Price [Member]
Stock price					$ 7.00
Lind Global Fund II LP [Member] | Maximum [Member] | Securities Purchase Agreement [Member] | Measurement Input, Price Volatility [Member]
Risk-free interest rate					50.12
Lind Global Fund II LP [Member] | Maximum [Member] | Securities Purchase Agreement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Risk-free interest rate					3.84
Lind Global Fund II LP [Member] | Maximum [Member] | Purchase Agreement [Member] | Measurement Input, Share Price [Member]
Stock price					$ 7.00
Lind Global Fund II LP [Member] | Maximum [Member] | Purchase Agreement [Member] | Measurement Input, Price Volatility [Member]
Risk-free interest rate					49.76
Lind Global Fund II LP [Member] | Maximum [Member] | Purchase Agreement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Risk-free interest rate					3.84
Aegis Capital Corp. [Member]
Exercise price					$ 199.00
Warrants to purchase common stock | shares					800					800